Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Notes Payable
				Principal Balance At
Loan Description	Loan Type	Maturity Date	Interest Rate	December 31, 2014	December 31, 2013
Talon First Trust, LLC Mortgage	Secured floating rate interest only	July 5, 2017	5.75%	32,000,000	-
Talon Bren Road, LLC Mortgage 1	Secured fixed rate	May 28, 2019	4.65%	11,378,013	-
Talon Bren Road, LLC Mortgage 2(1)	Secured fixed rate	February 12, 2015	6.00%	881,427	-
Talon Bren Road , LLC HVAC loan	Unsecured fixed rate	June 1, 2019	8.00%	137,027	-
Talon Bren Road, LLC Roof loan	Unsecured fixed rate interest only	June 1, 2019	8.00%	225,000	-
Talon OP, L.P. – Promissory Note(1)	Unsecured fixed rate interest only	January 15, 2015	14.00%	250,000	-
5130 Industrial Street, LLC Mortgage 1	Secured fixed rate	April 8, 2017	6.05%	$4,120,952	$4,187,827
5130 Industrial Street, LLC Mortgage 2	Secured fixed rate	April 8, 2017	12.75%	295,304	296,433
				$49,287,723	$4,484,260

(1) See Note 17 for further disclosure related to this note.

Schedule of Maturities of Notes Payable
Amount
2015	$1,483,332
2016	368,603
2017	36,576,580
2018	324,826
2019	10,534,382
$49,287,723